Condensed Consolidated Statement of Changes in Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Shares to be Issued [Member]	Noncontrolling Interest [Member]	Total
Balance at Aug. 31, 2023	$ 25,578	$ 90,447,874	$ (13,523,266)	$ (17,036)	$ 1,066,052	$ (148,180)	$ 77,851,022
Balance, shares at Aug. 31, 2023	25,577,734
Issuance of common stock for cash	$ 94	934,504			(934,598)
Balance, shares	93,455
Issuance of common stock for service	$ 14	131,440			(131,454)
Balance, shares	14,402
Foreign currency translation adjustment				(31,791)		(22,573)	(54,364)
Net loss			(25,878,591)			(436,805)	(26,315,396)
Balance at Aug. 31, 2024	$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	25,685,591
Foreign currency translation adjustment				(36,771)		(14,799)	(51,570)
Net loss			(14,626,862)			(341,143)	(14,968,005)
Issuance of common stock for consulting service	$ 1,495	5,978,245					5,979,740
Balance, shares	1,494,935
Fraction shares issued due to reverse stock split
Balance, shares	105
Balance at Aug. 31, 2025	$ 27,181	$ 97,492,063	$ (54,028,719)	$ (85,598)		$ (963,500)	$ 42,441,427
Balance, shares at Aug. 31, 2025	27,180,631